S000004419 [Member] Investment Strategy - Aggressive Investors 1 Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]
The Fund invests in a diversified portfolio of common stocks of companies of any size that are listed on the New York Stock Exchange, NYSE American, and Nasdaq. Bridgeway Capital Management, LLC (the “Adviser”) selects stocks for the Fund using a statistical approach. The Fund seeks to achieve the risk objective by investing in stocks that the Adviser believes have a lower probability of price decline over the long term, though the stock price may be more volatile in the short term. The Fund may invest in stocks for which there is relatively low market liquidity, as periodically determined by the Adviser based on the stock’s trading volume. The Fund may also use aggressive investment techniques such as:
•	investing up to 10% of its total assets in a single company,
•	investing up to 15% of its total assets in foreign securities (as defined below), and
•	short-term trading (buying and selling the same security in less than a three-month timeframe).
The Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Adviser.
For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the US; and (ii) that derive 50% or more of their total revenue from activities outside of the US.
Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.
The Fund may invest a high percentage of its assets in a smaller number of companies than other mutual funds.
The Fund may engage in active and frequent trading of portfolio securities.